Supplement to the
Fidelity® Strategic Dividend & Income® Fund
January 29, 2015
Prospectus

The following information replaces the similar information found under the heading "Investment Details" in the "Fund Basics" section on page 8.

The Adviser may also use various techniques, such as buying and selling futures contracts (both long and short positions) and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values, or to gain or reduce exposure to an asset, instrument, or index.

SDI-15-01  September 11, 2015
1.791404.118

Supplement to the
Fidelity Advisor® Strategic Dividend & Income® Fund
Class A, Class T, Class B, Class C
January 29, 2015
Prospectus

The following information replaces the similar information found under the heading "Investment Details" in the "Fund Basics" section on page 9.

The Adviser may also use various techniques, such as buying and selling futures contracts (both long and short positions) and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values, or to gain or reduce exposure to an asset, instrument, or index.

ASDI-15-01  September 11, 2015
1.805077.124

Supplement to the
Fidelity Advisor® Strategic Dividend & Income® Fund
Institutional Class
January 29, 2015
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

The following information replaces the similar information found under the heading "Investment Details" in the "Fund Basics" section on page 8.

The Adviser may also use various techniques, such as buying and selling futures contracts (both long and short positions) and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values, or to gain or reduce exposure to an asset, instrument, or index.

ASDII-15-02  September 11, 2015
1.805078.122

Supplement to the
Fidelity® Global Strategies Fund
July 30, 2015
Prospectus

The following information replaces similar information found under the heading "Investment Details" in the "Fund Basics" section on page 11.

The Adviser may also use various techniques, such as buying and selling futures contracts (both long and short positions) and exchange traded funds, to increase or decrease the fund's exposure to changing security prices,interest rates, or other factors that affect security values, or to gain or reduce exposure to an asset, instrument, or index.

DYS-15-01  September 11, 2015
1.883715.109

Supplement to the
Fidelity Advisor® Global Strategies Fund
Class A, Class T, Class B, and Class C
July 30, 2015
Prospectus

The following information replaces similar information found under the heading "Investment Details" in the "Fund Basics" section on page 11.

The Adviser may also use various techniques, such as buying and selling futures contracts (both long and short positions) and exchange traded funds, to increase or decrease the fund's exposure to changing security prices,interest rates, or other factors that affect security values, or to gain or reduce exposure to an asset, instrument, or index.

ADYS-15-01  September 11, 2015
1.883716.113

Supplement to the
Fidelity Advisor® Global Strategies Fund
Class I
July 30, 2015
Prospectus

The following information replaces similar information found under the heading "Investment Details" in the "Fund Basics" section on page 11.

The Adviser may also use various techniques, such as buying and selling futures contracts (both long and short positions) and exchange traded funds, to increase or decrease the fund's exposure to changing security prices,interest rates, or other factors that affect security values, or to gain or reduce exposure to an asset, instrument, or index.

ADYSI-15-02  September 11, 2015
1.883717.112